Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements (Detail) (USD $)	Dec. 31, 2014
Office Space Buildings And Equipment
Commitment And Contingencies [Line Items]
2015	$ 7,255,000
2016	7,094,000
2017	5,985,000
2018	4,075,000
2019	3,870,000
Thereafter	8,400,000
Future minimum lease payments under non-cancelable operating lease agreements	36,679,000
Ground Leases
Commitment And Contingencies [Line Items]
2015	2,224,000
2016	2,224,000
2017	2,224,000
2018	2,224,000
2019	2,224,000
Thereafter	79,148,000
Future minimum lease payments under non-cancelable operating lease agreements	$ 90,268,000